UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21269

Wells Fargo Advantage Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Wells Fargo Advantage Income Opportunities Fund.

The Fund had an April 30 fiscal year end.

Date of reporting period: July 31, 2013

ITEM 1. INVESTMENTS

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name			Shares	Value
Common Stocks : 0.17%

Consumer Discretionary : 0.00%

Hotels, Restaurants & Leisure : 0.00%
Trump Entertainment Resorts Incorporated †(a)(i)			2,149	$0

Telecommunication Services : 0.17%

Diversified Telecommunication Services : 0.17%
Fairpoint Communications Incorporated †			134,376	1,177,134

Total Common Stocks (Cost $3,109,765)				1,177,134

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 111.96%

Consumer Discretionary : 27.42%

Auto Components : 2.37%
Allison Transmission Incorporated 144A	7.13%	5-15-2019	$8,015,000	8,556,013
Cooper Tire & Rubber Company	7.63	3-15-2027	4,305,000	4,165,088
Cooper Tire & Rubber Company	8.00	12-15-2019	150,000	158,250
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	743,750
United Rentals North America Incorporated	5.75	7-15-2018	2,675,000	2,862,250

				16,485,351

Distributors : 0.45%
LKQ Corporation 144A	4.75	5-15-2023	3,280,000	3,144,700

Diversified Consumer Services : 2.47%
Ceridian Corporation 144A	11.00	3-15-2021	75,000	85,875
Service Corporation International 144A	5.38	1-15-2022	165,000	166,031
Service Corporation International	6.75	4-1-2016	1,250,000	1,362,500
Service Corporation International	7.00	6-15-2017	1,250,000	1,384,375
Service Corporation International	7.00	5-15-2019	1,125,000	1,210,781
Service Corporation International	7.50	4-1-2027	7,078,000	7,715,020
Service Corporation International	7.63	10-1-2018	1,100,000	1,262,250
Service Corporation International	8.00	11-15-2021	885,000	1,032,131
Sotheby’s 144A	5.25	10-1-2022	3,075,000	2,967,375

				17,186,338

Hotels, Restaurants & Leisure : 8.75%
Ameristar Casinos Incorporated	7.50	4-15-2021	6,187,000	6,604,623
Burger King Corporation	9.88	10-15-2018	1,600,000	1,806,000
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,479,800
CityCenter Holdings LLC	7.63	1-15-2016	2,050,000	2,173,000
CityCenter Holdings LLC ¥	10.75	1-15-2017	4,816,305	5,201,609
DineEquity Incorporated	9.50	10-30-2018	8,475,000	9,555,647
Greektown Superholdings Incorporated Series A	13.00	7-1-2015	10,322,000	10,863,905
Greektown Superholdings Incorporated Series B	13.00	7-1-2015	1,475,000	1,552,438
NAI Entertainment Holdings LLC 144A%%	5.00	8-1-2018	3,600,000	3,609,000
NAI Entertainment Holdings LLC 144A	8.25	12-15-2017	641,000	696,126
Penn National Gaming Incorporated	8.75	8-15-2019	1,499,000	1,645,153
Ruby Tuesday Incorporated	7.63	5-15-2020	3,405,000	3,387,975
Scientific Games Corporation	9.25	6-15-2019	1,130,000	1,228,875
Speedway Motorsports Incorporated	6.75	2-1-2019	980,000	1,033,900

				60,838,051

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Household Durables : 0.19%
American Greetings Corporation	7.38%	12-1-2021	$950,000	$942,875
Tempur-Pedic International Incorporated 144A	6.88	12-15-2020	325,000	344,500

				1,287,375

Media : 10.59%
Allbritton Communications Company	8.00	5-15-2018	3,274,000	3,540,013
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,428,688
CCO Holdings LLC	5.75	1-15-2024	290,000	271,150
CCO Holdings LLC	6.50	4-30-2021	7,500,000	7,706,250
CCO Holdings LLC	8.13	4-30-2020	746,000	811,275
Cinemark USA Incorporated 144A	4.88	6-1-2023	1,100,000	1,039,500
Cinemark USA Incorporated	5.13	12-15-2022	950,000	915,563
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,662,250
CSC Holdings LLC	7.63	7-15-2018	1,145,000	1,316,750
CSC Holdings LLC	7.88	2-15-2018	1,650,000	1,893,375
CSC Holdings LLC	8.50	4-15-2014	200,000	209,800
CSC Holdings LLC	8.63	2-15-2019	635,000	742,950
DISH DBS Corporation 144A	4.25	4-1-2018	1,150,000	1,129,875
DISH DBS Corporation 144A	5.13	5-1-2020	575,000	564,938
DISH DBS Corporation	7.88	9-1-2019	2,260,000	2,570,750
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,270,200
EchoStar DBS Corporation	7.75	5-31-2015	650,000	706,875
Gray Television Incorporated	7.50	10-1-2020	5,830,000	6,136,075
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,838,550
Lamar Media Corporation	7.88	4-15-2018	4,090,000	4,406,975
Lamar Media Corporation Series C	9.75	4-1-2014	620,000	651,000
LIN Television Corporation	6.38	1-15-2021	500,000	520,000
LIN Television Corporation	8.38	4-15-2018	3,475,000	3,735,625
Local TV Finance LLC 144A	9.25	6-15-2015	9,943,218	10,092,366
Lynx I Corporation 144A	5.38	4-15-2021	605,000	612,563
Lynx II Corporation 144A	6.38	4-15-2023	605,000	620,881
National CineMedia LLC	6.00	4-15-2022	3,635,000	3,798,575
National CineMedia LLC	7.88	7-15-2021	1,150,000	1,253,500
Nexstar Broadcasting Group Incorporated 144A	6.88	11-15-2020	2,285,000	2,364,975
Regal Cinemas Corporation	8.63	7-15-2019	6,665,000	7,231,525
Regal Entertainment Group	5.75	6-15-2023	665,000	647,544

				73,690,356

Specialty Retail : 2.60%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	728,175
Ahern Rentals Incorporated 144A	9.50	6-15-2018	1,985,000	2,029,663
Hot Topic Incorporated 144A	9.25	6-15-2021	75,000	78,000
Limited Brands Incorporated	6.63	4-1-2021	925,000	1,017,500
Penske Auto Group Incorporated	5.75	10-1-2022	1,965,000	2,023,950
RadioShack Corporation	6.75	5-15-2019	4,278,000	2,973,210
Rent-A-Center Incorporated 144A	4.75	5-1-2021	340,000	324,700
Rent-A-Center Incorporated	6.63	11-15-2020	2,765,000	2,958,550
Sonic Automotive Incorporated	5.00	5-15-2023	320,000	308,800
Toys “R” Us Property Company I LLC	10.75	7-15-2017	1,341,000	1,418,093
Toys “R” Us Property Company II LLC	8.50	12-1-2017	4,025,000	4,251,406

				18,112,047

Consumer Staples : 0.20%

Food Products : 0.20%
B&G Foods Incorporated	4.63	6-1-2021	1,425,000	1,376,906

Energy : 20.90%

Energy Equipment & Services : 6.15%
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	475,000	510,625

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Dresser-Rand Group Incorporated	6.50%	5-1-2021	$1,825,000	$1,943,625
Era Group Incorporated	7.75	12-15-2022	4,285,000	4,285,000
Gulfmark Offshore Incorporated	6.38	3-15-2022	7,433,000	7,600,243
Hornbeck Offshore Services Incorporated 144A	5.00	3-1-2021	5,050,000	4,848,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	840,000	854,700
NGPL PipeCo LLC 144A	7.77	12-15-2037	8,690,000	7,734,100
Northern Tier Energy LLC 144A	7.13	11-15-2020	2,390,000	2,395,975
Oil States International Incorporated 144A	5.13	1-15-2023	1,228,000	1,350,800
Oil States International Incorporated	6.50	6-1-2019	4,474,000	4,787,180
PHI Incorporated	8.63	10-15-2018	5,955,000	6,222,975
Pride International Incorporated	8.50	6-15-2019	210,000	269,668

				42,802,891

Oil, Gas & Consumable Fuels : 14.75%
CVR Refining LLC 144A	6.50	11-1-2022	2,850,000	2,736,000
Denbury Resources Incorporated	4.63	7-15-2023	675,000	617,625
Denbury Resources Incorporated	6.38	8-15-2021	700,000	735,000
Denbury Resources Incorporated	8.25	2-15-2020	5,965,000	6,561,500
El Paso Corporation	6.50	9-15-2020	1,155,000	1,240,963
El Paso Corporation	7.00	6-15-2017	3,183,000	3,547,629
El Paso Corporation	7.25	6-1-2018	3,149,000	3,581,509
El Paso Corporation	7.42	2-15-2037	1,820,000	1,768,205
El Paso Corporation	7.80	8-1-2031	3,050,000	3,222,450
Energy Transfer Equity LP	7.50	10-15-2020	5,950,000	6,701,188
Exterran Partners LP 144A	6.00	4-1-2021	3,100,000	3,146,500
Ferrellgas LP	9.13	10-1-2017	2,300,000	2,415,000
Inergy Midstream LP 144A	6.00	12-15-2020	1,265,000	1,271,325
Kinder Morgan Energy 144A	6.00	1-15-2018	125,000	135,712
Petrohawk Energy Corporation	7.88	6-1-2015	2,045,000	2,080,788
Petrohawk Energy Corporation	10.50	8-1-2014	1,065,000	1,119,581
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,916,018
Plains Exploration & Production Company	8.63	10-15-2019	6,380,000	7,066,641
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	5,535,675
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	630,000	586,688
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	10,760,000	8,930,800
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	4,425,000	3,866,344
Sabine Pass Liquefaction LLC 144A	5.63	2-1-2021	1,425,000	1,405,406
Sabine Pass Liquefaction LLC 144A	5.63	4-15-2023	1,425,000	1,389,375
Sabine Pass LNG LP 144A	6.50	11-1-2020	9,260,000	9,630,400
Sabine Pass LNG LP	7.50	11-30-2016	8,775,000	9,652,500
Semgroup LP 144A	7.50	6-15-2021	4,200,000	4,252,500
Suburban Propane Partners LP	7.38	3-15-2020	1,475,000	1,578,250
Suburban Propane Partners LP	7.38	8-1-2021	592,000	636,400
Suburban Propane Partners LP	7.50	10-1-2018	802,000	866,160
Tesoro Corporation	9.75	6-1-2019	2,185,000	2,403,500

				102,597,632

Financials : 22.52%

Commercial Banks : 1.69%
CIT Group Incorporated	5.00	5-15-2017	425,000	448,375
CIT Group Incorporated 144A	5.25	4-1-2014	1,205,000	1,229,100
CIT Group Incorporated	5.25	3-15-2018	875,000	929,688
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,333,469
Emigrant Bancorp Incorporated 144A	6.25	6-15-2014	6,950,000	6,831,850

				11,772,482

Consumer Finance : 14.29%
Ally Financial Incorporated	5.50	2-15-2017	1,325,000	1,401,260

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ally Financial Incorporated	7.50%	9-15-2020	$1,930,000	$2,241,213
Ally Financial Incorporated	8.00	3-15-2020	1,545,000	1,819,238
Ally Financial Incorporated	8.30	2-12-2015	8,820,000	9,514,575
American General Finance Corporation	5.40	12-1-2015	2,800,000	2,828,000
American General Finance Corporation	5.75	9-15-2016	2,325,000	2,342,438
American General Finance Corporation	6.50	9-15-2017	550,000	550,000
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	2,280,000	2,416,800
Clearwire Communications Finance Corporation 144A	12.00	12-1-2015	3,140,000	3,328,400
First Data Corporation 144A	11.75	8-15-2021	3,950,000	3,772,250
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	234,655
General Motors Financial Company Incorporated 144A##	4.75	8-15-2017	475,000	498,156
General Motors Financial Company Incorporated	6.75	6-1-2018	2,770,000	3,088,550
GMAC LLC	6.75	12-1-2014	1,869,000	1,976,468
GMAC LLC	7.50	12-31-2013	6,855,000	7,009,238
Homer City Funding LLC ¥	9.23	10-1-2026	3,084,040	3,238,242
International Lease Finance Corporation 144A	6.75	9-1-2016	2,200,000	2,420,000
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,144,413
International Lease Finance Corporation	8.63	9-15-2015	1,700,000	1,882,750
JBS USA Finance Incorporated	11.63	5-1-2014	8,465,000	8,996,602
Level 3 Financing Incorporated	10.00	2-1-2018	4,555,000	4,919,400
Nielsen Finance LLC Company 144A	4.50	10-1-2020	200,000	196,500
Nielsen Finance LLC Company	7.75	10-15-2018	11,690,000	12,712,875
SLM Corporation	7.25	1-25-2022	1,230,000	1,303,800
SLM Corporation	8.00	3-25-2020	5,060,000	5,641,900
SLM Corporation	8.45	6-15-2018	2,895,000	3,329,597
Springleaf Finance Corporation 144A	6.00	6-1-2020	3,800,000	3,505,500
Springleaf Finance Corporation	6.90	12-15-2017	7,050,000	7,085,250

				99,398,070

Diversified Financial Services : 2.28%
HUB International Limited Company 144A	8.13	10-15-2018	4,895,000	5,200,938
MPH Intermediate Holding Company 144A¥	8.38	8-1-2018	575,000	587,219
Neuberger Berman Group LLC 144A	5.63	3-15-2020	900,000	938,250
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,164,375
Nuveen Investments Incorporated	5.50	9-15-2015	6,830,000	6,744,625
Nuveen Investments Incorporated 144A	9.13	10-15-2017	1,220,000	1,235,250

				15,870,657

Insurance : 0.15%
Fidelity & Guaranty Life Holdings Incorporated 144A	6.38	4-1-2021	995,000	1,009,925

Real Estate Management & Development : 1.33%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	5,435,000	5,774,688
Onex Corporation 144A	7.75	1-15-2021	3,480,000	3,497,400

				9,272,088

REITs : 2.78%
Dupont Fabros Technology Incorporated	8.50	12-15-2017	11,580,000	12,303,750
Omega Healthcare Investors Incorporated	6.75	10-15-2022	3,375,000	3,661,875
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,389,375
Sabra Health Care Incorporated	8.13	11-1-2018	1,853,000	1,991,975

				19,346,975

Health Care : 4.83%

Health Care Equipment & Supplies : 0.39%
Hologic Incorporated	6.25	8-1-2020	2,590,000	2,742,163

Health Care Providers & Services : 4.44%
Aviv HealthCare Properties LP	7.75	2-15-2019	3,725,000	4,004,375

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Centene Corporation	5.75%	6-1-2017	$1,925,000	$2,033,281
Community Health Systems Incorporated	5.13	8-15-2018	725,000	739,500
Community Health Systems Incorporated	7.13	7-15-2020	1,325,000	1,356,469
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,360,000	1,377,000
DaVita HealthCare Partners Incorporated	6.38	11-1-2018	140,000	148,400
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,800,000	1,905,750
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	773,500
HCA Incorporated	5.88	3-15-2022	750,000	792,188
HCA Incorporated	6.50	2-15-2020	5,675,000	6,256,688
HCA Incorporated	7.50	11-15-2095	1,350,000	1,218,375
HCA Incorporated	8.50	4-15-2019	975,000	1,055,438
Health Management Associates Incorporated	6.13	4-15-2016	475,000	524,281
HealthSouth Corporation	5.75	11-1-2024	705,000	693,544
HealthSouth Corporation	7.25	10-1-2018	675,000	727,313
HealthSouth Corporation	8.13	2-15-2020	820,000	897,900
MPT Operating Partnership LP	6.38	2-15-2022	775,000	815,688
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,389,313
Multiplan Incorporated 144A	9.88	9-1-2018	565,000	625,738
Select Medical Corporation 144A	6.38	6-1-2021	1,560,000	1,513,200

				30,847,941

Industrials : 5.55%

Aerospace & Defense : 0.30%
TransDigm Group Incorporated	7.75	12-15-2018	1,939,000	2,067,459

Air Freight & Logistics : 0.68%
Bristow Group Incorporated	6.25	10-15-2022	4,555,000	4,737,200

Airlines : 0.58%
Aviation Capital Group Corporation 144A	4.63	1-31-2018	325,000	326,536
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,343,911
Aviation Capital Group Corporation 144A	7.13	10-15-2020	1,210,000	1,343,377

				4,013,824

Commercial Services & Supplies : 2.08%
Covanta Holding Corporation	6.38	10-1-2022	900,000	926,555
Geo Group Incorporated 144A	5.13	4-1-2023	3,000,000	2,902,500
Geo Group Incorporated	6.63	2-15-2021	605,000	644,325
Geo Group Incorporated	7.75	10-15-2017	3,790,000	3,970,025
Interface Incorporated	7.63	12-1-2018	300,000	321,000
Iron Mountain Incorporated	5.75	8-15-2024	475,000	448,875
Iron Mountain Incorporated	8.00	6-15-2020	800,000	832,000
Iron Mountain Incorporated	8.38	8-15-2021	4,095,000	4,437,956

				14,483,236

Machinery : 0.96%
Columbus McKinnon Corporation	7.88	2-1-2019	1,575,000	1,677,375
H&E Equipment Services Incorporated	7.00	9-1-2022	4,680,000	5,007,600

				6,684,975

Professional Services : 0.64%
Interactive Data Corporation	10.25	8-1-2018	4,005,000	4,485,600

Transportation Infrastructure : 0.31%
Florida East Coast Railway Corporation	8.13	2-1-2017	1,465,000	1,552,900

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Transportation Infrastructure (continued)
Watco Companies LLC 144A	6.38%	4-1-2023	$570,000	$568,575

				2,121,475

Information Technology : 7.57%

Communications Equipment : 0.63%
Avaya Incorporated	9.75	11-1-2015	1,150,000	1,127,000
CyrusOne LP	6.38	11-15-2022	500,000	525,000
Lucent Technologies Incorporated	6.45	3-15-2029	3,100,000	2,449,000
SBA Communications Corporation	5.63	10-1-2019	270,000	272,025

				4,373,025

Computers & Peripherals : 0.28%
NCR Corporation	5.00	7-15-2022	2,020,000	1,954,350

Electronic Equipment, Instruments & Components : 2.45%
CDW Financial Corporation	12.54	10-12-2017	995,000	1,049,725
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	16,001,590

				17,051,315

Internet Software & Services : 0.10%
Equinix Incorporated	4.88	4-1-2020	300,000	297,000
Equinix Incorporated	7.00	7-15-2021	125,000	136,875
Verisign Incorporated 144A	4.63	5-1-2023	290,000	278,400

				712,275

IT Services : 3.83%
Audatex North America Incorporated 144A	6.00	6-15-2021	2,300,000	2,340,250
Audatex North America Incorporated	6.75	6-15-2018	1,375,000	1,467,813
Fidelity National Information Services Incorporated	7.88	7-15-2020	3,200,000	3,536,547
First Data Corporation 144A	7.38	6-15-2019	1,325,000	1,391,250
First Data Corporation	11.25	3-31-2016	9,555,000	9,507,225
SunGard Data Systems Incorporated	7.38	11-15-2018	7,230,000	7,663,800
SunGard Data Systems Incorporated	7.63	11-15-2020	650,000	705,250

				26,612,135

Software : 0.28%
Nuance Communications Incorporated 144A	5.38	8-15-2020	1,975,000	1,925,625

Materials : 2.06%

Chemicals : 0.40%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	462,000
Chemtura Corporation	5.75	7-15-2021	950,000	945,250
Tronox Finance LLC 144A	6.38	8-15-2020	1,460,000	1,397,950

				2,805,200

Containers & Packaging : 1.17%
Ball Corporation	5.75	5-15-2021	400,000	424,000
Ball Corporation	6.75	9-15-2020	375,000	405,938
Crown Americas LLC 144A	4.50	1-15-2023	475,000	442,938
Crown Americas LLC	6.25	2-1-2021	515,000	547,188
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	300,000	333,000
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,163,750
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	964,643
Sealed Air Corporation 144A	6.88	7-15-2033	1,715,000	1,629,250

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging (continued)
Silgan Holdings Incorporated	5.00%	4-1-2020	$2,250,000	$2,261,250

				8,171,957

Metals & Mining : 0.00%
Indalex Holdings Corporation (s)(a)(i)	11.50	2-1-2014	5,985,000	0

Paper & Forest Products : 0.49%
Georgia-Pacific LLC	8.88	5-15-2031	2,430,000	3,375,525

Telecommunication Services : 14.64%

Diversified Telecommunication Services : 6.28%
Citizens Communications Company	7.88	1-15-2027	4,205,000	4,052,569
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,207,700
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,689,400
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	1,110,000
GCI Incorporated	6.75	6-1-2021	4,145,000	3,896,300
GCI Incorporated	8.63	11-15-2019	8,750,000	9,078,125
Qwest Corporation	7.13	11-15-2043	1,810,000	1,833,639
Qwest Corporation	7.25	9-15-2025	2,755,000	3,090,724
Qwest Corporation	7.63	8-3-2021	440,000	481,800
Syniverse Holdings Incorporated	9.13	1-15-2019	8,545,000	9,228,600
Windstream Corporation	7.88	11-1-2017	5,380,000	6,025,600

				43,694,457

Wireless Telecommunication Services : 8.36%
Cricket Communications Incorporated	7.75	10-15-2020	3,835,000	4,362,313
Crown Castle International Corporation	5.25	1-15-2023	4,925,000	4,740,313
Crown Castle International Corporation	7.13	11-1-2019	235,000	253,213
MetroPCS Wireless Incorporated 144A	6.25	4-1-2021	290,000	295,800
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,205,500
MetroPCS Wireless Incorporated 144A	6.63	4-1-2023	260,000	265,200
MetroPCS Wireless Incorporated	7.88	9-1-2018	3,015,000	3,271,275
SBA Telecommunications Corporation	5.75	7-15-2020	2,795,000	2,857,888
SBA Telecommunications Corporation	8.25	8-15-2019	93,000	100,673
Sprint Capital Corporation	6.88	11-15-2028	19,000,000	17,480,000
Sprint Capital Corporation	8.75	3-15-2032	6,270,000	6,614,850
Sprint Nextel Corporation 144A	9.00	11-15-2018	750,000	888,750
Sprint Nextel Corporation	11.50	11-15-2021	1,200,000	1,596,000
TW Telecommunications Holdings Incorporated	5.38	10-1-2022	6,525,000	6,557,625
TW Telecommunications Holdings Incorporated	8.00	3-1-2018	2,492,000	2,650,865

				58,140,265

Utilities : 6.27%

Electric Utilities : 2.93%
Energy Future Holdings Corporation	10.00	12-1-2020	150,000	162,375
Energy Future Intermediate Holding Company LLC 144A	6.88	8-15-2017	875,000	892,500
IPALCO Enterprises Incorporated	5.00	5-1-2018	2,050,000	2,132,000
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	3,783,000	4,170,758
Mirant Mid-Atlantic LLC Series C	10.06	12-30-2028	7,560,525	8,429,985
Otter Tail Corporation	9.00	12-15-2016	3,985,000	4,612,638

				20,400,256

Gas Utilities : 0.55%
AmeriGas Finance LLC	6.50	5-20-2021	75,000	78,000
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,779,688

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities (continued)
AmeriGas Finance LLC	7.00%	5-20-2022	$1,840,000	$1,959,600

				3,817,288

Independent Power Producers & Energy Traders : 2.79%
Calpine Construction Finance Corporation 144A	7.25	10-15-2017	8,725,000	9,117,625
NRG Energy Incorporated	8.50	6-15-2019	3,675,000	3,969,000
NSG Holdings LLC 144A	7.75	12-15-2025	3,640,000	3,840,200
Reliant Energy Incorporated	9.24	7-2-2017	1,621,527	1,678,281
Reliant Energy Incorporated	9.68	7-2-2026	780,000	819,000

				19,424,106

Total Corporate Bonds and Notes (Cost $752,690,965)				778,833,496

	Dividend yield		Shares
Preferred Stocks : 0.31%

Financials : 0.31%

Diversified Financial Services : 0.31%
GMAC Capital Trust I ±	8.13		81,784	2,171,365

Total Preferred Stocks (Cost $2,078,248)				2,171,365

	Interest rate	Maturity date	Principal
Term Loans : 11.59%
Advantage Sales & Marketing LLC	8.25	6-17-2018	$846,429	865,473
Alliance Laundry Systems LLC	9.50	12-10-2019	3,407,755	3,467,391
Applied Systems Incorporated	8.25	6-8-2017	680,000	683,400
Capital Automotive LP	4.00	4-5-2019	5,217,224	5,251,449
Capital Automotive LP	6.00	4-30-2020	2,450,000	2,520,438
CBAC Borrower LLC	8.25	7-2-2020	1,965,000	2,023,950
CCM Merger Incorporated	5.00	3-1-2017	4,799,473	4,835,470
Centaur LLC	8.75	2-20-2020	2,335,000	2,352,513
Federal-Mogul Corporation	2.14	12-27-2014	2,549,246	2,512,614
Federal-Mogul Corporation	2.14	12-27-2015	1,689,325	1,665,049
Focus Brands Incorporated	10.25	8-21-2018	4,124,203	4,186,066
Four Seasons Holdings Incorporated	6.25	12-24-2020	550,000	558,250
HHI Holdings LLC	5.00	10-5-2018	2,686,540	2,703,331
Level 3 Financing Incorporated	4.75	2-1-2016	5,197,317	5,219,406
LTS Buyer LLC	8.00	4-12-2021	85,000	85,531
nTelos Incorporated	5.75	11-9-2019	1,123,545	1,120,039
Philadelphia Energy Solutions LLC	6.25	4-4-2018	4,748,100	4,712,489
Sedgwick CMS Holdings Incorporated	8.00	12-12-2018	850,000	862,750
Spin Holdco Incorporated	4.25	11-14-2019	1,850,000	1,859,824
Springleaf Finance Corporation	5.50	5-10-2017	648,000	648,408
Tallgrass Energy Partners LP	5.25	11-13-2018	2,369,373	2,390,105
Texas Competitive Electric Holdings LLC	3.72	10-10-2014	34,355,889	24,375,503
The Weather Channel LLC	7.00	6-26-2020	330,000	337,425
Total Safety US Incorporated	9.25	8-21-2020	488,775	497,329
United Surgical Partners International Incorporated	4.75	4-3-2019	2,221,987	2,234,031
Washington Multifamily Laundry Systems LLC	5.25	2-21-2019	2,648,363	2,654,983

Total Term Loans (Cost $87,194,267)				80,623,217

Yankee Corporate Bonds and Notes : 6.87%

Consumer Discretionary : 0.37%

Media : 0.37%
Videotron Limited	5.00	7-15-2022	1,745,000	1,727,550
Videotron Limited	6.38	12-15-2015	100,000	101,375

Wells Fargo Advantage Income Opportunities Fund	Portfolio of investments — July 31, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Videotron Limited	9.13%	4-15-2018	$714,000	$749,700

				2,578,625

Energy : 0.30%

Oil, Gas & Consumable Fuels : 0.30%
Griffin Coal Mining Company Limited 144A(s)	9.50	12-1-2016	2,119,383	1,854,460
Griffin Coal Mining Company Limited (s)	9.50	12-1-2016	290,088	253,827

				2,108,287

Financials : 0.33%

Consumer Finance : 0.33%
Wind Acquisition Finance SpA 144A	11.75	7-15-2017	2,205,000	2,326,275

Diversified Financial Services : 0.00%
Preferred Term Securities XII Limited (s)(i)	0.00	12-24-2033	1,540,000	15

Health Care : 0.48%

Pharmaceuticals : 0.48%
VPII Escrow Corporation 144A	6.75	8-15-2018	1,120,000	1,181,600
VPII Escrow Corporation 144A	7.50	7-15-2021	1,995,000	2,139,638

				3,321,238

Information Technology : 1.23%

Computers & Peripherals : 1.23%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	3,275,000	3,127,625
Seagate Technology HDD Holdings	6.80	10-1-2016	1,275,000	1,416,844
Seagate Technology HDD Holdings	6.88	5-1-2020	1,860,000	2,018,100
Seagate Technology HDD Holdings	7.00	11-1-2021	1,805,000	1,962,938

				8,525,507

Materials : 0.84%

Metals & Mining : 0.59%
Novelis Incorporated	8.38	12-15-2017	1,100,000	1,185,250
Novelis Incorporated	8.75	12-15-2020	2,675,000	2,949,188

				4,134,438

Paper & Forest Products : 0.25%
Sappi Limited 144A	7.50	6-15-2032	2,155,000	1,702,450

Telecommunication Services : 3.32%

Diversified Telecommunication Services : 3.10%
Intelsat Bermuda Limited 144A	7.75	6-1-2021	1,985,000	2,089,213
Intelsat Bermuda Limited 144A	8.13	6-1-2023	890,000	956,750
Intelsat Jackson Holdings Limited 144A	5.50	8-1-2023	4,775,000	4,584,000
Intelsat Jackson Holdings Limited	7.25	4-1-2019	6,515,000	7,044,344
Intelsat Jackson Holdings Limited	7.50	4-1-2021	2,214,000	2,410,493
Intelsat Jackson Holdings Limited	8.50	11-1-2019	905,000	998,894
Intelsat Jackson Holdings SA	7.25	10-15-2020	3,225,000	3,491,063

				21,574,757

Portfolio of investments — July 31, 2013 (unaudited)	Wells Fargo Advantage Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.22%
Telesat Canada Incorporated 144A		6.00%	5-15-2017	$1,475,000	$1,504,500

Total Yankee Corporate Bonds and Notes (Cost $46,399,389)					47,776,092

Short-Term Investments : 0.47%

		Yield		Shares
Investment Companies : 0.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)		0.08		3,286,582	3,286,583

Total Short-Term Investments (Cost $3,286,583)					3,286,583

Total investments in securities (Cost $894,759,217)*	131.37%				913,867,887
Other assets and liabilities, net	(31.37)				(218,217,176)

Total net assets	100.00%				$695,650,711

†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	Security issued on a when-issued basis.
##	All or a portion of this security has been segregated for when-issued securities.
(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	Investment in an affiliate
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $902,711,293 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,432,314
Gross unrealized depreciation	(31,275,720)

Net unrealized appreciation	$11,156,594

Wells Fargo Advantage Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices received from an independent pricing service which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be obtained from a broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities with maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Equity securities that are listed on a foreign or domestic exchange, except for The Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the official closing price or, if none, the last sales price. Securities listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If no NOCP is available, securities are valued at the last sales price. If no sales price is shown on the Nasdaq, the bid price will be used. If no sale occurs on the primary exchange or market for the security that day or if no sale occurs and no bid price is shown on Nasdaq, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of July 31, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$1,177,134	$0	$0	$1,177,134
Preferred stocks	2,171,365	0	0	2,171,365
Corporate bonds and notes	0	779,832,390	0	779,832,390
Term loans	0	63,346,534	17,276,683	80,623,217
Yankee corporate bonds and notes	0	46,777,198	0	46,777,198
Short-term investments
Investment companies	3,286,583	0	0	3,286,583

	$6,635,082	$889,956,122	$17,276,683	$913,867,887

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended July 31, 2013, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Term Loans	Total
Balance as of April 30, 2013	$2,149	$20,331,214	$20,333,363
Accrued discounts (premiums)	0	3,560	3,560
Realized gains (losses)	0	(1,768)	(1,768)
Change in unrealized gains (losses)	(2,149)	(283,790)	(285,939)
Purchases	0	2,119,855	2,119,855
Sales	0	(2,189,057)	(2,189,057)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(2,703,331)	(2,703,331)

Balance as of July 31, 2013	$0	$17,276,683	$17,276,683

Change in unrealized gains (losses) relating to securities still held at July 31, 2013	$(2,149)	$(167,840)	$(169,989)

The investments types categorized above were valued using indicative broker quotes and are therefore considered Level 3 inputs.

Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Income Opportunities Fund (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: September 25, 2013

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date: September 25, 2013